SHARE CAPITAL AND RESERVES (Details Narrative) - CAD ($)			1 Months Ended								6 Months Ended	12 Months Ended
	Oct. 14, 2025	Jan. 15, 2025	Jan. 21, 2026	Jan. 20, 2026	Dec. 18, 2025	Nov. 20, 2025	Oct. 31, 2025	Aug. 20, 2025	Apr. 24, 2025	Oct. 31, 2022	Jan. 31, 2026	Jul. 31, 2023
Statement [Line Items]
Unspent proceeds											$ 139,485
Exercise price of warrant	$ 0.60		$ 0.60		$ 0.18	$ 0.60		$ 0.60
Number of shares issued						433,334
Shares issued upon exercise of flow-through warrants	25,407		1,200,000		138,889	433,334		357,144
Proceeds from warrants	$ 15,200		$ 720,000		$ 25,000	$ 260,000		$ 214,286			$ 535,006
Proceeds received					$ 25,000	$ 260,000
Number of Options granted		500,000							500,000	3,204,300
Weighted average remaining life of the outstanding options		5 years					2 years 9 months 21 days		3 years	5 years
Weighted average remaining life of the outstanding warrants											1 month 17 days
Weighted average exercise price exercised		$ 0.435							$ 0.77	$ 0.20
Expected life		5 years							3 years	5 years
Volatility		130.00%							92.00%	478.00%
Dividend yield		0.00%							0.00%	0.00%
Risk-free rate		3.14%							2.61%	3.43%
Fair value of the stock options granted to equity-settled share-based compensation		$ 13,258							$ 239,500			$ 640,860
Options fully vested as granted and valued		$ 190,500							$ 239,500	$ 640,860
Stock options vested									500,000
Stock options vested description		125,000 stock options were fully vested on January 15, 2025. 125,000 stock options will be fully vested on April 15, 2025. 125,000 stock options will be fully vested on July 15, 2025. 125,000 stock options will be fully vested on October 15, 2025
Wild West Gold Corp [Member]
Statement [Line Items]
Shares issued upon exercise of flow-through warrants				25,000
Proceeds from warrants				$ 23,000
Flow-through shares premium liability
Statement [Line Items]
Proceeds from warrants											$ 535,006
Share premium liability description					The Company did not recognize any flow-through share premium liability for the 138,889 flow-through shares issued on December 18, 2025, as the exercise price was lower than the closing quote at $0.70 on December 18, 2025			The Company did not recognize any flow-through share premium liability for the 357,144 flow-through shares issued on August 20, 2025, as the unit price was lower than the closing quote at $0.69 on August 20, 2025
Estimated flow-through eligible expenditures description						The Company recognized $43,333 of flow-through share premium liability for the 433,334 flow-through shares issued on November 20, 2025, as the exercise price of these flow-through shares was $0.10 higher than the closing quote at $0.50 on November 20, 2025
December 18, 2025
Statement [Line Items]
Unspent proceeds											25,000
Exercise price of warrant					$ 0.60
Number of shares issued					138,889
Shares issued upon exercise of flow-through warrants					59,522
Proceeds from warrants					$ 35,713
Share premium liability description					The Company did not recognize any flow-through share premium liability for the 59,534 flow-through shares issued on December 18, 2025, as the exercise price was lower than the closing quote at $0.70 on December 18, 2025			The Company did not recognize any flow-through share premium liability for the 357,144 flow-through shares issued on August 20, 2025, as the unit price was lower than the closing quote at $0.69 on August 20, 2025
December 18, 2025 One
Statement [Line Items]
Unspent proceeds											$ 35,713
Exercise price of warrant					$ 0.60
Number of shares issued					59,522
Shares issued upon exercise of flow-through warrants					20,000
Proceeds from warrants					$ 12,000
Proceeds received					$ 35,713
January 21, 2026
Statement [Line Items]
Exercise price of warrant			$ 0.60
Shares issued upon exercise of flow-through warrants			400,000
Proceeds from warrants			$ 240,000
January 21, 2026 One
Statement [Line Items]
Exercise price of warrant			$ 0.60
Shares issued upon exercise of flow-through warrants			5,000
Proceeds from warrants			$ 3,000